SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($) item	Apr. 30, 2022 USD ($)	Oct. 31, 2022 item
Disaggregation of Revenue [Line Items]
Hours spent in connection with the claim process services provided to the insureds	0
Total Revenues | $	$ 724,859	$ 945,645
Commissions
Disaggregation of Revenue [Line Items]
Actual commission adjustments in connection with the cancellation of policies	0.60%	0.80%
Risk management services
Disaggregation of Revenue [Line Items]
Hours spent in connection with the claim process services provided to the insureds			9